INCOME TAXES (Schedule of Income Taxes Paid) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Paid, by Individual Jurisdiction [Line Items]
Income taxes paid	$ 14,867	$ 17,691	$ 31,614
Israel [Member]
Income Tax Paid, by Individual Jurisdiction [Line Items]
Income taxes paid	12,297	15,501	30,121
United States [Member]
Income Tax Paid, by Individual Jurisdiction [Line Items]
Income taxes paid	1,434	832	380
Canada [Member]
Income Tax Paid, by Individual Jurisdiction [Line Items]
Income taxes paid	447	1,229	1,113
Other [Member]
Income Tax Paid, by Individual Jurisdiction [Line Items]
Income taxes paid	$ 689	$ 129	$ 0